Summary of Instruments Allocated to Gfi Mining South Africa (Detail) (GFI Mining South Africa Pty Limited)	12 Months Ended
Dec. 31, 2012
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	1,638,684
Forfeited	(73,889)
Transfers from the Gold Fields group	(27,412)
Ending balance	1,537,383
Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	489,748
Exercised and released	(216,715)
Forfeited	(16,582)
Ending balance	256,451